Deferred revenue and deferred platform commission fees (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Deferred revenue and deferred platform commission fees
Player lifespan for hero wars	29 months	26 months	28 months
Player lifespan for other games	11 months	14 months	14 months
Revenues Other Than Platform Commission
Deferred revenue and deferred platform commission fees
Revenue recognized during the period	$ 175,549	$ 180,322
Deferred revenue	155,183	166,948
Platform Commission
Deferred revenue and deferred platform commission fees
Revenue recognized during the period	48,984	64,080
Deferred revenue	$ 37,499	$ 52,987